Shareholders' Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 7 – SHAREHOLDERS’ EQUITY

Common stock:

On May 10, 2019 the Company entered into a Share Purchase Agreement with an investor pursuant to which the Company agreed to issue the investor 88 ordinary shares of the Company, representing 1% of the Company’s equity as of such date on a fully diluted basis for total consideration of $60,000 of which the investors provided the Company with approximately $56,000. The shares under the agreement were not issued as of balance sheet date.

On November 25, 2019 the Company agreed to issue 29 ordinary shares of the Company for total consideration of $50,000.

On January 15, 2020 the Company entered into a Share Purchase Agreement with an investor pursuant to which the Company agreed to issue the investor 190 ordinary shares of the Company, representing 2% of the Company’s equity as of such date on a fully diluted basis for total consideration of $150,000 of which the investors provided the Company with approximately $143,925. The shares under the agreement were not issued as of balance sheet date.

On June 30, 2020 the Company entered into a letter of understanding with an investor pursuant to which the Company agreed to issue to the investor 38 ordinary shares of the Company representing 0.5% of the Company’s equity as of such date for total consideration of $36,000. The shares under the agreement were not issued as of balance sheet date.

On April 20, 2021 the Company entered into a Share Purchase Agreement with an investors pursuant to which the Company agreed to issue the investor 95 ordinary shares of the Company, representing 1% of the Company’s equity as of such date on a fully diluted basis as well as 500,000 Green Tokens for total consideration of $200,000. The Company valued the Green Tokens at a price of $0.22 per Green Token and allocated $110,000 of the purchase price to the value of the Green Tokens and the remaining $90,000 to equity. The shares under the agreement were not issued as of balance sheet date.

See also note 15 regarding the Share Exchange Agreement signed after balance sheet date.